FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Significance to the changes in the loss allowance for the same portfolio (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance		$ 17,361,475
Transfers:
Ending Balance		16,822,754	$ 17,361,475
Debt Securities
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance		15,721,527
Transfers:
Ending Balance		15,594,330	15,721,527
Debt Securities | Derivatives Contracts
Transfers:
Ending Balance		7,923,581
Debt Securities | Derivatives Contracts | Stage One
Transfers:
Ending Balance		7,827,746
Debt Securities | Derivatives Contracts | Stage Two
Transfers:
Ending Balance		95,835
Debt Securities | Derivatives Contracts | Financial Assets Measured At Amortized Cost And Fair Value Through Other Comprehensive Income
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance		6,811,666	6,113,332
Transfers:
Transfer from Stage 2 to Stage 1			0
Change in measurement		12,645	130,671	[1]
Financial assets derecognized during the period other than write-offs		(3,597,166)	(3,404,093)
New financial assets purchased		4,740,207	3,859,599
Valuation on investments and Write-offs		(70,864)	(129,123)
Foreign exchange		27,093	241,280
Ending Balance			6,811,666
Debt Securities | Derivatives Contracts | Financial Assets Measured At Amortized Cost And Fair Value Through Other Comprehensive Income | Stage One
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance		6,785,507	5,673,059
Transfers:
Transfer from Stage 2 to Stage 1			153,447
Change in measurement		12,645	130,671	[1]
Financial assets derecognized during the period other than write-offs		(3,596,773)	(3,124,605)
New financial assets purchased		4,670,615	3,859,206
Valuation on investments and Write-offs		(71,124)	(133,232)
Foreign exchange		26,876	226,961
Ending Balance			6,785,507
Debt Securities | Derivatives Contracts | Financial Assets Measured At Amortized Cost And Fair Value Through Other Comprehensive Income | Stage Two
Disclosure of financial assets investments and derivatives [Line Items]
Beginning balance		26,159	440,273
Transfers:
Transfer from Stage 2 to Stage 1			(153,447)
Change in measurement	[1]		0
Financial assets derecognized during the period other than write-offs		(393)	(279,488)
New financial assets purchased		69,592	393
Valuation on investments and Write-offs			(4,109)
Valuation on investments and Write-offs		260
Foreign exchange		$ 217	14,319
Ending Balance			$ 26,159

[1]	Changes in measurement correspond to transfer a certain debt instruments of Grupo Agromercantil Holding from fair value through profit or loss to amortized cost.